Stock Options (Details)						1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 10, 2016	Dec. 04, 2015	Sep. 10, 2015	May 05, 2015	Apr. 03, 2015	Feb. 28, 2016	Nov. 30, 2017	Feb. 28, 2018	Feb. 28, 2017
Weighted-average volatility		122.00%	121.00%	125.00%	122.00%	126.00%		203.00%	180.00%
Expected dividends		0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Expected term (in years)		10 years	10 years	10 years	10 years	1 year		10 years	10 years
Weighted-average risk-free interest rate		1.92%	2.23%	2.19%	1.92%	0.66%		1.16%	2.19%
Stock Option [Member]
Weighted-average volatility	126.00%	125.00%	121.00%	125.00%			121.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%			0.00%
Expected term (in years)	1 year	10 years	10 years	10 years			10 years
Weighted-average risk-free interest rate	0.42%	1.71%	2.23%	1.54%			2.23%